Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents from continuing operations, end of year (including restricted cash)	$ 27,158	$ 14,754
Accounts receivable (note 6)	10,177	18,738
Inventories (note 7)	3,037	6,668
Prepaid expenses	1,182	1,328
Assets held for sale (note 5)	0	128,398
Total current assets	41,554	169,886
Long-term investments (note 8)	42,714	36,866
Property, plant and equipment (note 9)	5,605	3,120
Operating lease right-of-use assets	1,756	823
Other long-term assets (note 10)	2,380	1,431
Long-term assets held for sale (note 5)	0	79,495
Total assets	94,009	291,621
Current liabilities:
Accounts payable and accrued liabilities (note 11)	17,933	19,435
Current portion of operating lease liabilities	493	288
Current portion of long-term debt (note 12)	2,924	3,905
Current portion of warranty liability	199	277
Current liabilities held for sale (note 5)	0	84,488
Total current liabilities	21,549	108,393
Long-term operating lease liabilities	1,292	548
Long-term debt (note 12)	0	2,932
Warranty liability	966	875
Other long-term liabilities	1,389	1,388
Long-term liabilities held for sale (note 5)	0	40,460
Total liabilities	25,196	154,596
Share capital (note 13):
Unlimited common and preferred shares, no par value 17,282,934 (2024 - 17,174,502) common shares issued and outstanding	1,246,793	1,245,805
Other equity instruments	8,968	9,472
Additional paid-in-capital	11,516	11,516
Accumulated deficit	(1,157,901)	(1,096,275)
Accumulated other comprehensive loss	(40,563)	(33,493)
Total shareholders' equity	68,813	137,025
Total liabilities and shareholders' equity	94,009	291,621
Commitments and contingencies (note 16)